TRADE PAYABLES AND ACCRUED LIABILITIES (Tables)	6 Months Ended
Jun. 30, 2023
SCHEDULE OF TRADE PAYABLES AND ACCRUED LIABILITIES
As at	June 30, 2023	December 31, 2022
Trade accounts payable	$346,075	$751,422
Accrued liabilities	2,225,650	2,031,545
Government grant payable	33,709	33,709
	$2,605,434	$2,816,676